SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION - Disclosure of Detailed Information of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TSMC North America
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Europe B.V. (TSMC Europe)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Japan Limited (TSMC Japan)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Design Technology Japan, Inc. (TSMC JDC)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Japan 3DIC R&D Center, Inc. (TSMC 3DIC)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Korea Limited (TSMC Korea)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Partners, Ltd. (TSMC Partners)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Global Ltd. (TSMC Global)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC China Company Limited (TSMC China)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Nanjing Company Limited (TSMC Nanjing)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
VisEra Technologies Company Ltd. (VisEra Tech)
Disclosure of subsidiaries [line items]
Percentage of Ownership	67.00%	67.00%
TSMC Arizona Corporation (TSMC Arizona)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
Japan Advanced Semiconductor Manufacturing, Inc. (JASM)
Disclosure of subsidiaries [line items]
Percentage of Ownership	73.00%	73.00%
European Semiconductor Manufacturing Company (ESMC) GmbH (ESMC)
Disclosure of subsidiaries [line items]
Percentage of Ownership	70.00%	70.00%
VentureTech Alliance Fund II, L.P. (VTAF II)
Disclosure of subsidiaries [line items]
Percentage of Ownership	0.00%	98.00%
VentureTech Alliance Fund III, L.P. (VTAF III)
Disclosure of subsidiaries [line items]
Percentage of Ownership	0.00%	98.00%
Emerging Fund, L.P. (Emerging Fund)
Disclosure of subsidiaries [line items]
Percentage of Ownership	99.90%	99.90%
TSMC Development, Inc. (TSMC Development)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Technology, Inc. (TSMC Technology)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
TSMC Design Technology Canada Inc. (TSMC Canada)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
Growth Fund Limited (Growth Fund)
Disclosure of subsidiaries [line items]
Percentage of Ownership	0.00%	100.00%
TSMC Washington, LLC (TSMC Washington)
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%